Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Prepaid expenses	$ 441	$ 280
Advances to suppliers	507	12
Due from Government institutions	341	1,741
Other	217	6
Other current assets	$ 1,506	$ 2,039	[1]

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.